SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	For the Six Months Ended June 30, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$360,760	$196,721	$2,362	$(115,320)	$444,523
- External sales	$266,400	$175,761	$2,362	—	$444,523
- Intersegment sales	$94,360	20,960	—	$(115,320)	—
Gross (loss) profit	$(27,587)	$16,915	$1,131	$790	$(8,751)

	For the Six Months Ended June 30, 2013
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$502,973	$523,123	$4,842	$(369,411)	$661,527
- External sales	$230,788	$425,897	$4,842	—	$444,523
- Intersegment sales	$272,185	$97,226	—	$(369,411)	—
Gross (loss) profit	$11,395	$16,168	$1,221	$(6,949)	$21,835

Schedule of the Company's revenues generated from each product

	For the Six Months Ended
	June 30, 2012	June 30, 2013
Solar wafers	231,205	171,250
Service revenue from tolling arrangement	667	—
Solar modules	192, 014	472,087
Power	2,362	3,230
Solar cells	600	231
Other materials	17,675	14,729
Total	444,523	661,527